Consolidated Statements Of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Interest income:
Loans	$ 10,479	$ 10,406
Securities	751	840
Other interest-earning assets	68	86
Total interest income	11,298	11,332
Interest expense:
Deposits	1,482	1,472
Mortgage escrow funds	29	52
Borrowings, short term	28	36
Borrowings, long term	637	696
Total interest expense	2,176	2,256
Net interest income	9,122	9,076
Provision for loan losses	300	443
Net interest income after provision for loan losses	8,822	8,633
Non-interest income:
Fees and service charges	152	159
Net gain on sale of loans	124	267
Other	18	13
Total non-interest income	294	439
Non-interest expense
Salaries and employee benefits	3,867	4,139
Net occupancy	1,343	1,282
Equipment	796	754
Professional fees	898	346
Advertising	69	29
Federal insurance premium	209	223
Directors' fees	198	213
Other	743	695
Total non-interest expenses	8,123	7,681
Income before income taxes	993	1,391
Income tax expense	336	452
Net income	657	939
Preferred stock dividends	90	33
Net income attributable to common shareholders	$ 567	$ 906
Net income per common share - basic and diluted	$ 0.33	$ 0.52
Weighted average number of common shares outstanding: Basic	1,737,438	1,734,007
Weighted average number of common shares outstanding: Diluted	1,740,913	1,735,252